                                             UAM Funds
                                             Funds for the Informed Investor/sm/


Chicago Asset Management
Value/Contrarian Portfolio
Annual Report                                                     April 30, 2001

                                                                          UAM(R)

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
                                                      APRIL 30, 2001
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter.......................................      1

Statement of Net Assets....................................      5

Statement of Operations....................................      8

Statement of Changes in Net Assets.........................      9

Financial Highlights.......................................     10

Notes to Financial Statements..............................     11

Report of Independent Accountants..........................     16

Federal Income Tax Information.............................     17
--------------------------------------------------------------------------------

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

--------------------------------------------------------------------------------

April 30, 2001

Dear Shareholders:

April 30th is the fiscal year-end for the Chicago Asset Management Value/ Contrarian Portfolio (the "Portfolio"). The Portfolio is the investment vehicle for clients interested in equity exposure. In this letter we will review the Portfolio returns and the investment environment for the fiscal year. We thank you for your continued commitment to our firm's conservative investment style.

Chicago Asset Management Value/Contrarian Portfolio

The year ended April 30, 2001, represented what we view as a clearly declining equity market environment. It was also an environment which showed some of the significant benefits to be derived from our Value/Contrarian style. While the general equity market declined, some sectors declined to a significant degree. By contrast the Value/Contrarian style represented in this Portfolio strongly withstood much of the negative equity market activity. The benefits of the reasonably valued securities in this Portfolio outweighed the impact of the declining equity market.

Traditionally, our style has focused on companies which we believe offer a sound business structure, capable management, and a share price which is reasonable based on intrinsic value and relative value in comparison to other securities. We seek companies that offer the above-average business structure, and are attracted to them because of the recent share price underperformance and therefore the low relative valuation. We believe that a good business will show its worth over time, and in combination with a share price recovery from an undervalued position, the total return has the potential to be superior. While there was a period of excessive speculation in the late 1990's which did not favor this style, we have not wavered from believing in our style for benefits it offers the true long-term investor.

The results for the full fiscal year produced a rate of return which outperformed the S&P 500 Index. For the year ended April 30, 2001, the Portfolio produced a total return net of expenses of (2.1)% in comparison to the S&P 500 Index of (13.0)%. Clearly, the outperformance represented a refreshing resistance to the falling equity markets.

We believe the beginning of the Portfolio's fiscal year in May of 2000 coincided within a few weeks of the peak of the equity market just prior to that date. Although the entire fiscal year just ended represented a falling equity environment, the Portfolio withstood the vast majority of this negative event thorough its maintenance of exceptionally undervalued securities. We know many of the overvalued securities in the equity market declined 80% or more during that time period, and erased much if not all of their prior position of overvaluation.

Now, in a larger sense, we are cognizant of the opportunities which develop during such market declines. In fact, during the latter half of the fiscal year, we found several exceptional opportunities unlocked due to the market decline. Securities which

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

--------------------------------------------------------------------------------

we have observed for years and were impressed with the good business they represented, are now for the first time at a valuation level which we find attractive. In response to the changes in the market valuations, the Value/Contrarian approach requires us to react with discipline and seek the best relative values. We have been actively changing a number of the portfolio holdings in order to recognize both the superior intrinsic value and the superior relative valuations, in our view, which have developed during this meaningful market change.

To be a strict Value/Contrarian, one must be open to the fact that after a significant market decline, some of the securities that were most overvalued prior to the decline are now the most undervalued. Opportunities such as this appear only three to four times in an investment manager's career. The realistic view should always be focused on the combination of the attractiveness of the underlying business, in combination with the appropriateness of the price valuation of the shares. With these items firmly in mind, we are now finding several opportunities which we have been taking advantage of in the latter portions of the fiscal year, and will plan to continue to pursue in the new fiscal year.

We are maintaining our discipline to active rebalancing for holdings that have not reached our sale criteria. Holdings which declined and have become both undersized in weighting and more attractive, are increased in size by the purchase of additional shares. Conversely, we react to issues which have outperformed the market sharply, but have not fully achieved our valuation target. These holdings which often become overweighted in the Portfolio are sold in part in order to rebalance the Portfolio.

In summary, we offer both our compliments and gratitude for the shareholders' long-term commitment to this investment style. Although distorted markets can create disappointment during times of underperformance, the outperformance which follows is greatly deserved by the shareholders. We are pleased that the distorted markets of the late 1990's are past, and we look forward to maintaining a portfolio of holdings which has the potential for superior performance in the future. A long-term result is achieved only through the careful analysis and prompt reaction to market opportunities. We believe these opportunities have presented themselves to an above-average extent during this fiscal year. We know of no better action on our part than to react to the reality of the attractive price valuations of the fine business entities which we have selected for investment.

Chicago Asset Management Company

   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
          A portfolio's performance assumes the reinvestment of all
                         dividends and capital gains.

  There are no assurances that a portfolio will meet its stated objectives.

    A portfolio's holdings and allocations  are subject to change because it is actively managed and should not be considered
                 recommendations to buy individual securities.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

--------------------------------------------------------------------------------

                        Definition of Comparative Index
                        -------------------------------

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                                    [GRAPH]

       Comparison of Change in the Value of a $10,000 Investment in the
             Chicago Asset Management Value/Contrarian Portfolio
                           versus the S&P 500 Index

------------------------------------------------
           Annualized  Annualized    Annualized
One Year     3 Year     5 Year      Inception to
 Return      Return     Return          Date
------------------------------------------------
-2.05%        2.27%      7.88%         12.27%
------------------------------------------------


---------------------------------------
      Initial Investment Date  12/16/94    Apr 95     Apr 96     Apr 97     Apr 98     Apr 99     Apr 00     Apr 01
---------------------------------------    ------     ------     ------     ------     ------     ------     ------
Chicago Asset Management
  Value/Contrarian Portfolio    $10,000    $11,180    $14,311    $14,843    $19,550    $23,788    $21,352    $20,914
               S&P 500 Index    $10,000    $11,462    $14,923    $18,671    $26,334    $32,088    $35,338    $30,755

 * Beginning of operations. Index comparisons begin on 12/31/94.
** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

  All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an invCestor's shares, when redeemed, may be worth more or less than their original cost.

          A portfolio's performance assumes the reinvestment of all
                         dividends and capital gains.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

                See definition of comparative index on page 3.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
                                                      APRIL 30, 2001

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCKS - 98.2%

                                               Shares             Value
                                           --------------     --------------
AUTOMOTIVE -- 5.5%
     Ford Motor.............................    50,400        $    1,485,792
     General Motors.........................    27,925             1,530,569
                                                              --------------
                                                                   3,016,361
                                                              --------------
BANKS -- 12.1%
     Bank of America........................    32,183             1,802,248
     Bank One...............................    46,782             1,766,956
     First Union............................    51,200             1,534,464
     Wells Fargo............................    32,700             1,535,919
                                                              --------------
                                                                   6,639,587
                                                              --------------
COMPUTERS & SERVICES -- 16.3%
     Cisco Systems*.........................    85,400             1,450,092
     Computer Sciences*.....................    60,100             2,141,363
     Gateway*...............................   109,200             2,074,800
     Hewlett-Packard........................    65,300             1,856,479
     Sun Microsystems*......................    84,200             1,441,504
                                                              --------------
                                                                   8,964,238
                                                              --------------
ENTERTAINMENT-- 3.3%
     Walt Disney............................    60,450             1,828,613
                                                              --------------
FINANCIAL SERVICES -- 5.5%
     Bear Stearns...........................    33,400             1,680,020
     Franklin Resources.....................    30,700             1,340,055
                                                              --------------
                                                                   3,020,075
                                                              --------------
FOOD, BEVERAGE & TOBACCO -- 5.5%
     Coca-Cola..............................    32,900             1,519,651
     Heinz (H.J.)...........................    38,875             1,521,956
                                                              --------------
                                                                   3,041,607
                                                              --------------
HOME PRODUCTS -- 5.8%
     Gillette...............................    57,200             1,622,192
     Procter & Gamble.......................    25,800             1,549,290
                                                              --------------
                                                                   3,171,482
                                                              ==============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
                                                      APRIL 30, 2001

--------------------------------------------------------------------------------
COMMON STOCKS - continued


                                                Shares             Value
                                            --------------     --------------
INDUSTRIAL -- 3.6%
     Dover...................................       49,950     $    1,951,547
                                                               --------------
INSURANCE -- 4.3%
     Aetna*..................................       26,500            747,035
     Allstate................................       38,700          1,615,725
                                                               --------------
                                                                    2,362,760
                                                               --------------
MEASURING DEVICES -- 4.2%
     Agilent Technologies*...................       59,200          2,309,392
                                                               --------------
MEDICAL PRODUCTS & SERVICES -- 5.2%
     Becton Dickinson........................       41,300          1,336,055
     Johnson & Johnson.......................       15,900          1,534,032
                                                               --------------
                                                                    2,870,087
                                                               --------------
MINING -- 2.5%
     Newmont Mining..........................       75,500          1,376,365
                                                               --------------
PHARMACEUTICALS -- 2.9%
     Abbott Laboratories.....................       34,100          1,581,558
                                                               --------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 3.0%
     Eastman Kodak...........................       38,200          1,661,700
                                                               --------------
RETAIL -- 9.4%
     Costco Wholesale*.......................       48,700          1,701,091
     McDonald's..............................       69,900          1,922,250
     Sears Roebuck...........................       41,300          1,521,905
                                                               --------------
                                                                    5,145,246
                                                               --------------
TELEPHONES & TELECOMMUNICATION -- 6.1%
     AT&T....................................       70,600          1,572,968
     Nortel Networks.........................      117,800          1,802,340
                                                               --------------
                                                                    3,375,308
                                                               --------------
TOYS & GAMES -- 3.0%
     Mattel..................................      102,000          1,647,300
                                                               --------------
     TOTAL COMMON STOCKS
        (Cost $55,327,771)...................                      53,963,226
                                                               --------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
                                                      APRIL 30, 2001

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.2%

                                                     Face
                                                    Amount         Value
                                                  -----------   -----------
REPURCHASE AGREEMENT -- 1.2%

  Chase Securities, Inc. 4.30%, dated 04/30/01,
    due 05/01/01, to be repurchased at $663,079,
    collateralized by $653,092 of various
    U.S. Treasury Notes, valued at
    $684,407 (Cost $663,000)....................    $663,000    $   663,000
                                                                -----------
  TOTAL INVESTMENTS -- 99.4%
    (Cost $55,990,771)(a).......................                 54,626,226
                                                                -----------
  OTHER ASSETS AND LIABILITIES, NET -- 0.6%.....                    329,883
                                                                -----------

NET ASSETS CONSIST OF:
  Paid in Capital...............................                 62,539,452
  Accumulated Net Realized Loss.................                 (6,218,798)
  Net Unrealized Depreciation...................                 (1,364,545)
                                                                -----------
  TOTAL NET ASSETS -- 100.0%....................                $54,956,109
                                                                ===========
  Institutional Class Shares:
  Shares Issued and Outstanding
    (Unlimited authorization, no par value).....                  4,327,478
  Net Asset Value, Offering and Redemption
    Price Per Share.............................                     $12.70
                                                                ===========

 *  Non-Income Producing Security
(a) The cost for federal income tax purposes was $56,271,045. At April 30, 2001, net unrealized depreciation for all securities based on tax cost was $1,644,819. This consisted of aggregate gross unrealized appreciation for all securities of $3,117,104 and aggregate gross unrealized depreciation for all securities of $4,761,923.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                      CHICAGO ASSET MANAGEMENT
                                               VALUE/CONTRARIAN PORTFOLIO
                                               FOR THE YEAR ENDED APRIL 30, 2001

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

Investment Income
Dividends..................................................     $   1,664,533
Interest...................................................            47,998
                                                                -------------
   Total Income............................................         1,712,531
                                                                -------------
Expenses
Investment Advisory Fees -- Note B.........................           397,538
Shareholder Servicing Fees -- Note F.......................           165,843
Administrative Fees -- Note C..............................           134,077
Filing and Registration Fees...............................            30,257
Printing Fees..............................................            20,122
Audit Fees.................................................            13,164
Legal Fees.................................................             7,511
Trustees' Fees -- Note E...................................             5,070
Custodian Fees.............................................             4,741
Other Expenses.............................................            16,437
                                                                -------------
   Net Expenses Before Expense Offset......................           794,760
Expense Offset -- Note A...................................            (2,554)
                                                                -------------
   Net Expenses After Expense Offset.......................           792,206
                                                                -------------
Net Investment Income......................................           920,325
                                                                -------------
Net Realized Loss..........................................        (2,540,891)
Net Change in Unrealized Appreciation (Depreciation).......           409,601
                                                                -------------
Net Loss on Investments....................................        (2,131,290)
                                                                -------------
Net Decrease in Net Assets Resulting from Operations.......     $  (1,210,965)
                                                                =============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                               Year                    Year
                                                                              Ended                   Ended
                                                                             April 30,               April 30,
                                                                               2001                    2000
                                                                         -----------------       ---------------
Increase (Decrease) In Net Assets
Operations:
   Net Investment Income................................................. $    920,325        $     478,896
   Net Realized Gain (Loss)..............................................   (2,540,891)           3,514,103
   Net Change in Unrealized Appreciation (Depreciation)..................      409,601           (6,806,979)
                                                                          ------------        -------------
   Net Decrease in Net Assets
     Resulting from Operations...........................................   (1,210,965)          (2,813,980)
                                                                          ------------        -------------
Distributions:
   Net Investment Income.................................................     (920,325)            (491,532)
   In Excess of Net Investment Income....................................     (106,215)              (8,541)
   Net Realized Gain.....................................................   (1,698,441)          (3,769,125)
   In Excess of Net Realized Gain........................................   (3,420,403)                  --
                                                                          ------------        -------------
   Total Distributions...................................................   (6,145,384)          (4,269,198)
                                                                          ------------        -------------
Capital Share Transactions:
   Issued................................................................   10,171,450           50,271,001
   In Lieu of Cash Distributions.........................................    6,145,345            4,268,837
   Redeemed..............................................................  (18,846,528)          (9,466,878)
                                                                          ------------        -------------
   Net Increase (Decrease) from Capital Share Transactions...............   (2,529,733)          45,072,960
                                                                          ------------        -------------
     Total Increase (Decrease)...........................................   (9,886,082)          37,989,782
                                                                          ------------        -------------
Net Assets:
   Beginning of Period...................................................   64,842,191           26,852,409
                                                                          ------------        -------------
   End of Period (including
   undistributed net investment
     income of $0 and $0, respectively).................................. $ 54,956,109        $  64,842,191
                                                                          ============        =============
Shares Issued and Redeemed:
   Issued................................................................      750,731            3,328,094
   In Lieu of Cash Distributions.........................................      480,054              305,313
   Redeemed..............................................................   (1,423,540)            (645,041)
                                                                          ------------        -------------
   Net Increase (Decrease) from Shares Issued and Redeemed...............     (192,755)           2,988,366
                                                                          ============        =============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           Selected Per Share Data & Ratios
                                                                             For a Share Outstanding Throughout Each Period


                                                                          Years Ended April 30,
                                               -------------------------------------------------------------------------
                                                  2001          2000            1999            1998            1997
                                              -----------    ----------     -----------      -----------      ----------
Net Asset Value,
 Beginning of Period.........................   $ 14.34        $ 17.53         $ 15.96          $ 13.07          $ 13.67
                                              ---------       --------       ---------        ---------        ---------
Income From Investment
 Operations
 Net Investment Income.......................      0.20           0.17            0.15             0.17             0.18

 Net Realized and
  Unrealized Gain (Loss).....................     (0.49)         (2.02)           2.98             3.84             0.30
                                              ---------       --------       ---------        ---------        ---------
Total from Investment
  Operations.................................     (0.29)         (1.85)           3.13             4.01             0.48
                                              ---------       --------       ---------        ---------        ---------
Distributions
 Net Investment Income.......................     (0.20)         (0.17)          (0.16)           (0.18)           (0.24)
 In Excess of Net
  Investment Income..........................     (0.02)         (0.01)             --               --               --
 Net Realized Gain...........................     (0.37)         (1.16)          (1.40)           (0.94)           (0.84)
 In Excess of Net Realized
  Gain.......................................     (0.76)            --              --               --               --
                                              ---------       --------       ---------        ---------        ---------
 Total Distributions.........................     (1.35)         (1.34)          (1.56)           (1.12)           (1.08)
                                              ---------       --------       ---------        ---------        ---------
Net Asset Value, End of
 Period......................................   $ 12.70        $ 14.34         $ 17.53          $ 15.96          $ 13.07
                                              =========       ========       =========        =========        =========
Total Return.................................     (2.05)%       (10.24)%+        21.68%+          31.71%+           3.72%+
                                              =========       ========       =========        =========        =========
Ratios and Supplemental Data
Net Assets, End of Period
 (Thousands).................................  $ 54,956       $ 64,842        $ 26,852         $ 22,552         $ 13,804
Ratio of Expenses to Average
 Net Assets..................................      1.25%          1.19%           0.99%            0.95%            0.95%
Ratio of Net Investment
 Income to Average
 Net Assets..................................      1.44%          1.32%           0.97%            1.16%            1.89%
Portfolio Turnover Rate......................        95%            48%             39%              55%              21%


 +Total return would have been lower had certain fees not been waived and expenses assumed by the advisor during the periods indicated.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Chicago Asset Management Value/Contrarian Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At April 30, 2001, the UAM Funds were comprised of 40 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Chicago Asset Management Value/Contrarian Portfolio is to provide capital appreciation by investing primarily in the common stock of large companies.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

         2. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

--------------------------------------------------------------------------------

     liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

        Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

        4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

        The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

        Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications of an increase in undistributed net investment income of $106,215, an increase in accumulated net realized loss of $489, and a decrease in paid in capital of $106,704.

        Permanent book-tax differences are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

        5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets for custodian balance credits.

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

--------------------------------------------------------------------------------

         6. Accounting Standards Issued But Not Yet Adopted: On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Portfolio does not expect any material impact on results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Chicago Asset Management Company (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of interest, taxes, brokerage commission and extraordinary expenses, from exceeding 1.25% of average daily net assets. Old Mutual (US) Holdings Inc. is a subsidiary of Old Mutual plc, which gained control of United Asset Management Corporation ("UAM") on September 26, 2000.

     C. Administrative Services: Prior to April 1, 2001, UAM Fund Services, Inc. ("UAMFSI"), a wholly owned subsidiary of UAM, provided and oversaw administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). UAMFSI had entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the UAM Funds.

     Pursuant to the Agreement, the Portfolio paid UAMFSI 0.093% per annum of the average daily net assets of the Portfolio, an annual base fee of $72,500 and a fee based on the number of active shareholder accounts.

     For the eleven months ended March 31, 2001, UAMFSI was paid $125,158, of which $49,773 was paid to SEI for their services, $12,613 to DST for their services and $7,812 to UAMSSC for their services.

     Effective April 1, 2001, SEI (the "Administrator") was appointed as the administrator and began providing administrative services to the UAM Funds under an Administration Agreement (the "Administration Agreement").

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UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

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     Pursuant to the Administration Agreement, the Portfolio pays the
Administrator 0.093% per annum of the average daily net assets of the Portfolio and an annual base fee of $54,500. For the one month ending April 30, 2001, the Administrator was paid $8,919.

     D. Distribution Services: Prior to April 1, 2001, UAM Fund Distributors, Inc. ("UAMFDI"), a wholly owned subsidiary of UAM, distributed the shares of the UAM Funds. UAMFDI did not receive any fee or other compensation with respect to the Portfolio.

     Effective April 1, 2001, Funds Distributor, Inc. (the "Distributor") was appointed as the distributor and began providing distribution services to the UAM Funds. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     E. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     G. Purchases and Sales: For the year ended April 30, 2001, the Portfolio made purchases of $58,971,121 and sales of $66,580,460 of investment securities other than long-term U.S. Government and agency securities. There were no purchases and sales of long-term U.S. Government securities.

     H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such

                                      14
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UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

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commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the year ended April 30, 2001, the Portfolio had no borrowings under the agreement.

     I. Other: At April 30, 2001, 73% of total shares outstanding were held by 3 shareholders, each owning 10% or greater of the aggregate total shares outstanding.

     At April 30, 2001 the Portfolio has elected to defer $5,938,524 of post-October capital losses for Federal income tax purposes. These losses will be available to offset realized capital gains for the fiscal year ending April 30, 2002.

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UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

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REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
UAM Funds Trust and Shareholders of
Chicago Asset Management Value/Contrarian Portfolio

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chicago Asset Management Value/Contrarian Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, at April 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
June 15, 2001

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UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

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Federal Income Tax Information: (Unaudited)

For the year ended April 30, 2001 the percentage of dividends paid from investment company taxable income that qualify for the 70% dividend received deduction for corporate shareholders is 42.31% for the Portfolio.

The Portfolio hereby designates approximately $1,812,447 as a 20% long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

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UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

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Officers and Trustees

James F. Orr, III                         Linda T. Gibson, Esq.
Trustee, President and Chairman           Vice President and Secretary

John T. Bennett, Jr.                      Sherry Kajden Vetterlein
Trustee                                   Vice President and Assistant Secretary

Nancy J. Dunn                             Christopher Salfi
Trustee                                   Treasurer

Philip D. English                         Molly S. Mugler
Trustee                                   Assistant Secretary

William A. Humenuk
Trustee

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UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Chicago Asset Management Company
70 West Madison Street, 56th Floor
Chicago, IL 60602

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.